(ICON)
Cash
Accumulation
Trust

Liquid Assets Fund
ANNUAL
REPORT
Sept. 30, 1998
(LOGO)

Cash Accumulation Trust
Liquid Assets Fund

Performance At A Glance.
Yields on money market securities declined sharply in the final weeks of the reporting period that ended on September 30, 1998. Investors pushed yields lower in anticipation of a reduction in the federal funds rate, which is the rate that banks charge each other to borrow money overnight. The Federal
Reserve lowered the key short-term rate in late September amid concerns that depressed global financial markets threatened the U.S. economic expansion. We enhanced the returns of your Liquid Assets Fund by taking advantage of attractive buying opportunities that occurred earlier in the period when yields were considerably higher.

Fund Facts
As of 9/30/98

                          7-Day           Net Asset
Weighted Avg.          Net Assets
                        Current Yld.      Value (NAV)
Mat. (WAM)            (Millions)
Liquid Assets Fund          5.43%            $1.00
41 Days               $441.9
IBC Financial Data
Money Fund Avg.
(General Purpose*)          4.97%            $1.00
53 Days                  N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* IBC Financial Data reports a seven-day current yield, NAV, and WAM on
Tuesdays. This is the data of all funds in the International
Business
Communications (IBC) Financial Data Money Fund Average
(General Purpose)
category as of September 29, 1998.

   Money Market Fund Yield Comparison.
                (GRAPH)

         How Investments Compared.
              (As of 9/30/98)
                  (GRAPH)

Source: Lipper Analytical Services.
Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total return averages for several
Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Michelle Errico Gonnella, Fund Manager
Portfolio
Manager's Report
(PHOTO)
Liquid Assets Fund, one of two series of Cash Accumulation Trust, seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major, independent rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

Back-to-Back Rate Cuts.
The Federal Reserve lowered the federal funds rate twice in less than three weeks. The first reduction occurred on September 29 following a meeting of Fed policy makers. The second took place on October 15, shortly after the reporting period ended. This second cut marked the first time in four and a half years that the central bank had changed monetary policy between regularly scheduled meetings. On both occasions, the federal funds rate was reduced by a quarter percentage point. As of October 15, the key rate stands at 5.00%.

Strategy Session.
U.S. Economy Rebounds.
The U.S. economy, the world's largest, proved quite resilient in the face of a spreading global financial crisis. During the first three months of 1998, the economy raced ahead, powered by strong consumer and corporate spending. U.S.
economic growth slowed markedly in the spring, however, as financial problems in Asia hurt overseas demand for American-made goods. But this lull was followed by a moderate resurgence in growth during the summer as U.S.
companies built up their inventories.

Although the U.S. economy rebounded nicely, there were (and for that matter still are) widespread concerns about the viability of the economic expansion.
August was a particularly challenging month for the financial markets. The devaluation of the Russian ruble in August was quickly followed by the default on some ruble-denominated Russian government bonds. Concerned that Russia's woes were spreading to other emerging market economies, investors sold stocks and riskier bonds and purchased "safe haven" investments, including select money market securities. This flight to quality intensified price movements for certain types of securities, which in turn discouraged active participation by the growing ranks of risk-averse investors. Not surprisingly, fresh doubts arose about the U.S. economy since declining asset prices have hurt consumer confidence, which could lead to a sharp drop in consumer spending.

Among the doubters were Federal Reserve policy makers, who cut the federal funds rate by a quarter percentage point to 5.25% on September 29 to prevent the global financial crisis from derailing the U.S. economic expansion. This was the first rate cut in more than two and a half years. A second reduction left the key short-term rate at 5.00% shortly after the reporting period ended.

What Went Well.
"Fire-Sale" Prices.
Good buying opportunities often occur in the money markets at the end of a calendar quarter when concurrent factors briefly push short-term interest rates higher. The past two quarters were no exception. For example, some companies borrowed cash at quarter end to make their balance sheets look healthier. This demand temporarily drove up the cost of borrowing so that money market securities provided very attractive yields. As yields climbed around the end of March and June, selective purchases at "fire-sale" prices lengthened the Fund's weighted average maturity (WAM) until it was either longer or in line with the average comparable fund as measured by IBC
Financial Data.

And Not So Well.
We Hesitated.
The Federal Reserve's bias in favor of higher short-term rates and the resilience of the U.S. economy made us reluctant to extend the Fund's WAM by purchasing longer-term money market securities. Why buy these securities if rates were headed higher, or so we thought. Then in early September, Fed
Chairman Alan Greenspan hinted that a federal funds rate cut might be necessary. As a result, investors began pushing interest rates lower. The 12-month London Interbank Offered Rate (LIBOR), a widely used base rate for many one-year securities, fell from approximately 5.50% to below five percent in late September. In hindsight, we should have locked in yields on longer-term money market securities in July and August before yields began to tumble.
Employing this strategy would have boosted the Fund's returns and positioned its WAM more advantageously heading into the fourth quarter.

      Weighted Average Maturity Compared
       To The Average Money Market Fund.
                  (GRAPH)

Looking Ahead.
In recent weeks, belief that the U.S. economic expansion
will stay on track has
dispelled much of the gloom hanging over Wall Street.
Investor confidence also
rose after the world's seven major economic powers announced a new plan to
alleviate global financial problems and to avoid
recurrences. But because
financial markets remain volatile, we are still reluctant to extend the Fund's
WAM by purchasing longer-term money market securities.
Instead, we plan to
cautiously position the Fund versus its competition as 1998
draws to a close.
------------------------------------------------------------
-------------------
                                 1

President's Letter
November 9, 1998
(PHOTO)
                         Guarding Against Uncertainty.
Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds appreciated
as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities - especially Treasuries. The U.S.
economy remains
strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall - that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation.
In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the Standard & Poor's 500 Index, have rebounded nearly 25% since their
August Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,
Brian M. Storms
President
------------------------------------------------------------
-------------------
                                 2

                                                        CASH
ACCUMULATION TRUST
Portfolio of Investments as of September 30, 1998
LIQUID ASSETS FUND
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Bank Notes--6.3%
             Comerica Bank
   $10,000   5.46%, 10/19/98(b)                     $
9,995,291
             Corestates Bank
     2,000   5.540%, 10/16/98(b)
2,000,000
             FCC National Bank
     2,000   5.19%, 1/15/99
2,000,000
             First National Bank
     3,000   5.19%, 1/14/99
3,000,000
             First Union National Bank
     5,000   5.57%, 10/15/98
4,999,919
             Key Bank N.A.
     4,000   5.60%, 10/1/98(b)
3,998,933
     1,000   5.62%, 10/1/98(b)
999,825
     1,000   5.678%, 10/13/98(b)
1,000,159
                                                    --------
----

27,994,127
------------------------------------------------------------
Bankers Acceptance - Yankee--0.4%
             Wachovia Bank, N.A.
     2,000   5.40%, 10/29/98
1,991,600
------------------------------------------------------------
Certificates Of Deposit - Domestic--0.9%
             First Tennessee Bank N.A.
     1,000   5.45%, 11/16/98
1,000,081
     1,000   5.46%, 11/24/98
1,000,119
     1,000   5.40%, 12/16/98
1,000,298
             Nationsbank, N.A.
     1,000   5.84%, 12/28/98
1,000,536
                                                    --------
----

4,001,034
------------------------------------------------------------
Certificates Of Deposit - Eurodollar--1.8%
             Abbey National Treasury Services PLC
     2,000   5.52%, 1/22/99
1,997,937
     2,000   5.75%, 3/5/99
2,000,000
             Bank of Scotland
     2,000   5.34%, 12/29/98
2,000,049
             Bayerische Hypotheken Und Weschel
                Bank
     1,000   5.93%, 11/25/98
1,000,049
             Bayerische Vereinsbank Ag
    $1,000   5.60%, 2/2/99                          $
999,165
                                                    --------
----

7,997,200
------------------------------------------------------------
Certificates Of Deposit - Yankee--14.9%
             Barclays Bank PLC
     9,000   5.510%, 10/2/98(b)
8,995,245
    10,000   5.53%, 2/23/99
9,997,713
             Bayerische Landesbank Girozentrale
     5,000   5.24%, 10/30/98(b)
4,997,019
             Bayerische Vereinsbank
     1,000   5.58%, 10/9/98
999,993
             Canadian Imperial Bank of Commerce
     6,000   5.55%, 2/10/99
5,998,959
             Credit Agricole Indosuez
     3,000   5.74%, 4/26/99
2,999,023
             Credit Communal De Belgique S.A.
     6,000   5.65%, 10/21/98
6,000,000
             Deutsche Bank
     5,000   5.57%, 2/26/99
4,999,028
     3,000   5.62%, 2/26/99
2,999,417
     3,000   5.63%, 2/26/99
2,998,951
     3,000   5.66%, 3/3/99
2,999,397
             Rabobank Nederland N.V.
     4,000   5.50%, 2/9/99
3,998,898
             Royal Bank of Canada
     7,000   5.624%, 10/6/98(b)
6,995,970
             Societe Generale
       705   5.56%, 1/19/99
704,453
                                                    --------
----

65,684,066
------------------------------------------------------------
Commercial Paper--56.0%
             Aetna Services, Inc.
    20,000   5.55%, 10/16/98
19,953,750
             Aristar, Inc.
     3,000   5.61%, 10/16/98
2,992,988
             Associates Corp. of North America
     3,912   5.51%, 11/10/98
3,888,050
             Bank of New York Co., Inc.
     2,700   5.52%, 10/8/98
2,697,102

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                                        CASH
ACCUMULATION TRUST
Portfolio of Investments as of September 30, 1998
LIQUID ASSETS FUND
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper (cont'd.)
             BCI Funding Corp.
    $1,000   5.25%, 10/30/98                        $
995,771
             Bl North America
     4,000   5.54%, 10/13/98
3,992,613
     5,000   5.53%, 10/19/98
4,986,175
     5,000   5.515%, 10/28/98
4,979,319
             Bradford & Bingley Building Society
     1,000   5.26%, 12/29/98
986,996
             Chrysler Financial Corp.
    10,000   5.52%, 10/14/98
9,980,067
             CIT Group Holdings, Inc.
     3,000   5.24%, 12/23/98
2,963,757
             Coca-Cola Enterprises, Inc.
     1,000   5.56%, 10/14/98
997,992
     5,000   5.57%, 11/4/98
4,973,697
             Commerzbank U.S. Finance, Inc.
     9,000   5.52%, 10/21/98
8,972,400
             Countrywide Home Loan, Inc.
     3,000   5.60%, 10/19/98
2,991,600
     1,000   5.33%, 11/20/98
992,597
     1,000   5.32%, 11/27/98
991,577
             Den Denske Corp.
     6,000   5.26%, 12/2/98
5,970,193
             Duke Capital Corp.
     4,000   5.56%, 10/16/98
3,990,733
             Falcon Asset Securitization Corp.
     2,000   5.26%, 12/3/98
1,981,590
             General Electric Capital Corp.
    13,000   5.27%, 10/27/98
12,950,521
       130   5.51%, 11/19/98
129,025
     1,500   5.19%, 12/11/98
1,484,646
             General Motors Acceptance Corp.
     7,800   5.53%, 10/19/98
7,778,433
             General Motors Corp.
     3,000   5.54%, 10/16/98
2,993,075
             GTE Funding, Inc.
     8,414   5.28%, 10/27/98
8,381,915
             Halliburton Corp.
     1,000   5.52%, 10/15/98
997,853
             Internationale Nederland en U.S.
                Funding Corp.
    $2,000   5.26%, 12/28/98                        $
1,974,284
     1,000   5.25%, 12/29/98
987,021
             Johnson Controls, Inc.
     1,000   5.60%, 10/29/98
995,644
     1,000   5.59%, 10/30/98
995,497
             Merrill Lynch & Co., Inc.
    10,000   5.42%, 11/13/98
9,935,261
             Mont Blanc Capital Corp.
    17,784   5.57%, 10/21/98
17,728,968
             Monte Rosa Capital Corp.
     4,846   5.60%, 10/15/98
4,835,447
     2,424   5.54%, 10/27/98
2,414,301
             Morgan (J.P.) & Co., Inc.
     9,000   5.50%, 10/19/98
8,975,250
             National Australia Funding, Inc.
     5,000   5.51%, 10/22/98
4,983,929
             NationsBank Corp.
       800   5.60%, 10/8/98
799,129
     3,000   5.50%, 2/12/99
2,938,583
             Nationwide Building Society
     2,000   5.51%, 10/14/98
1,996,021
             Old Line Funding Corp.
     2,000   5.55%, 10/16/98
1,995,375
     3,428   5.55%, 10/23/98
3,416,373
     3,000   5.57%, 10/28/98
2,987,468
     1,000   5.52%, 11/5/98
994,633
             Safeco Corp.
     5,000   5.54%, 10/13/98
4,990,767
     8,000   5.54%, 10/27/98
7,967,991
             Skandinaviska Enskilda Banken
     2,000   5.27%, 10/1/98
1,991,509
    10,882   5.80%, 10/1/98
10,882,000
             Sonoco Products Co.
     1,500   5.80%, 10/1/98
1,500,000
             Special Purpose Accounts Recreation
                Cooperative Corp.
     3,000   5.55%, 10/22/98
2,990,288
             The Travelers, Inc.
     2,000   5.53%, 10/14/98
1,996,006
             Thunder Bay Funding, Inc.
     4,000   5.60%, 10/15/98
3,991,289
     1,000   5.60%, 10/26/98
996,111

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                                        CASH
ACCUMULATION TRUST
Portfolio of Investments as of September 30, 1998
LIQUID ASSETS FUND
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper (cont'd.)
             Windmill Funding Corp.
    $2,731   5.85%, 10/1/98                         $
2,731,000
       138   5.53%, 10/6/98
137,894
     4,000   5.50%, 10/9/98
3,995,111
             Wood Street Funding Corp.
     4,950   5.55%, 10/16/98
4,938,553
     4,315   5.55%, 11/2/98
4,293,713
                                                    --------
----

247,349,851
------------------------------------------------------------
Other Corporate Obligations--22.5%
             Abbey National Treasury Services PLC
     7,331   5.50%, 2/5/99(b)
7,329,021
     2,000   5.72%, 6/11/99
1,998,938
             Ford Motor Credit Co.
    22,000   5.40%, 1/14/99
21,916,000
             General Electric Capital Corp.
     7,000   5.50%, 10/5/98(b)
6,994,376
             General Motors Acceptance Corp.
    13,000   5.668%, 11/2/98(b)
12,998,717
             International Business Machines
     6,000   5.529%, 10/1/98(b)
5,997,090
             Lehman Brothers Holdings, Inc.
     8,000   5.593%, 10/1/98(b)
8,000,000
             Liquid Asset Backed Securities Trust
     2,188   5.527%, 2/26/99(b)
2,187,606
             Restructured Asset Securities
    10,000   5.64%, 10/2/98(b)
10,000,000
     1,000   5.375%, 10/30/98(b)(c)
1,000,000
             Strategic Money Market Trust, Series
                1998-B
    15,000   5.625%, 10/5/98(b)
15,000,000
             Strats Trust
     6,000   5.593%, 10/19/98(b)(c)
6,000,000
                                                    --------
----

99,421,748
------------------------------------------------------------
U.S. Government Agency Obligations-Discount--2.7%
             Federal Home Loan Mortgage Corp.
     9,000   4.95%, 2/24/99
8,819,325
     1,000   5.25%, 12/3/98
990,812
             Federal National Mortgage Assoc.
    $2,000   5.25%, 12/23/98                        $
1,975,792
                                                    --------
----

11,785,929
Total Investments--105.5%
             (amortized cost $466,225,555(a))
466,225,555
             Liabilities in excess of other
                assets--(5.5%)
(24,281,067)
                                                    --------
----
             Net Assets--100%
$441,944,488
                                                    --------
----
                                                    --------
----

(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $7,000,000. The aggregate value ($7,000,000) is approximately 2.7% of net assets.
The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 1998 was as follows:

Commercial Banks....................................
46.6%
Asset Backed Securities.............................    13.8
Motor Vehicles......................................     9.7
Securities Brokers & Dealers........................     6.1
Business Credit (Finance)...........................     5.6
Life Insurance......................................     4.5
Fire Insurance......................................     3.4
Mortgage Banks......................................     3.2
Bank Holding Companies..............................     2.9
U.S. Gov't Agency...................................     2.7
Telephone & Communications..........................     1.9
Personal Credit Institutions........................     1.6
Office Machines.....................................     1.4
Electrical Services.................................     0.9
Regulating Controls.................................     0.5
Paper Board Mills...................................     0.3
Beverages...........................................     0.2
Construction........................................     0.2
                                                       -----
                                                       105.5
Liabilities in excess of other assets
(5.5)
                                                       -----

100.0%
                                                       -----
                                                       -----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                                     CASH
ACCUMULATION TRUST
Statement of Assets and Liabilities                  LIQUID
ASSETS FUND
------------------------------------------------------------
--------------------

December 22,

1997(a)

Through
Assets
March 31, 1998
Investments, at amortized cost which approximates market
value..........................................        $
466,225,555
Cash........................................................
 ............................................
739
Receivable for Fund shares
sold........................................................
 .................            9,888,416
Interest
receivable..................................................
 ...................................            2,591,843
Prepaid expenses and other
assets......................................................
 .................                3,644

-----------------
   Total
assets......................................................
 ...................................          478,710,197

-----------------
Liabilities
Payable for investments
purchased...................................................
 ....................           23,877,703
Payable for Fund shares
reacquired..................................................
 ....................           12,192,892
Dividends
payable.....................................................
 ..................................              461,512
Accrued
expenses....................................................
 ....................................              131,822
Management fee
payable.....................................................
 .............................              101,780

-----------------
   Total
liabilities.................................................
 ...................................           36,765,709

-----------------
Net
Assets......................................................
 ........................................        $
441,944,488

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .......        $       4,419
   Paid-in capital in excess of
par.........................................................
 ............          441,940,069

-----------------
Net assets, September 30,
1998........................................................
 ..................        $ 441,944,488

-----------------

-----------------
Net asset value, offering and redemption price per share
   ($441,944,488 / 441,944,488 shares of beneficial interest
issued and outstanding)....................
$1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Statement of Operations
------------------------------------------------------------

                                                  December
22,
                                                     1997(a)
                                                     Through
                                                  September
30,
Net Investment Income                                 1998
Income
   Interest....................................    $
16,647,803
                                                  ----------
---
Expenses
   Management fee..............................
190,000
   Registration fees...........................
163,000
   Transfer agent's fees and expenses..........
93,000
   Custodian's fees and expenses...............
61,000
   Legal fees and expenses.....................
41,000
   Audit fee and expenses......................
27,000
   Reports to shareholders.....................
20,000
   Trustees' fees and expenses.................
9,000
   Miscellaneous...............................
7,150
                                                  ----------
---
      Total expenses...........................
611,150
                                                  ----------
---
Net investment income..........................
16,036,653
                                                  ----------
---
Realized Gain on Investments
Net realized gain on investment transactions...
7,050
                                                  ----------
---
Net Increase in Net Assets
Resulting from Operations......................    $
16,043,703
                                                  ----------
---
                                                  ----------
---

---------------
(a) Commencement of investment operations.

CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                                 December
22,
                                                    1997(a)
                                                    Through
Increase (Decrease)                              September
30,
in Net Assets                                        1998
Operations
   Net investment income......................  $
16,036,653
   Net realized gain on investment
      transactions............................
7,050
                                                ------------
---
   Net increase in net assets resulting from
      operations..............................
16,043,703
                                                ------------
---
Dividends and distributions (Note 1)..........
(16,043,703)
                                                ------------
---
Fund share transactions
   Net proceeds from shares sold..............
3,011,683,905(b)
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................
15,377,615
   Cost of shares reacquired..................
(2,585,117,032)
                                                ------------
---
   Net increase in net assets from Fund share
      transactions............................
441,944,488
                                                ------------
---
   Total increase.............................
441,944,488
Net Assets
Beginning of period...........................
--
                                                ------------
---
End of period.................................  $
441,944,488
                                                ------------
---
                                                ------------
---
---------------
(b) Includes $295,683,132 that was transferred from the
    National Money Market Fund. (See Note 4)

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                                       CASH
ACCUMULATION TRUST
Notes to Financial Statements
LIQUID ASSETS FUND
------------------------------------------------------------
--------------------
Cash Accumulation Trust (the 'Trust') is registered under
the Investment Company
Act of 1940 as an open-end, diversified management
investment company. The Trust
consists of two series - the National Money Market Fund and
the Liquid Assets
Fund (the 'Fund'). The Fund commenced investment operations
on December 22,
1997, when $295,683,132 was transferred from the National
Money Market Fund to
the Fund. The investment objective of the Fund is current
income to the extent
consistent with the preservation of capital and liquidity.
The Fund invests
primarily in a portfolio of U.S. Government obligations,
financial institution
obligations and other high quality money market instruments
maturing in thirteen
months or less whose ratings are within the two highest
ratings categories by a
nationally recognized statistical rating organization or, if not rated, are of
comparable quality. The ability of the issuers of the
securities held by the
Fund to meet its obligations may be affected by economic
developments in a
specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Trust and the Fund in the preparation of its financial statements.
Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For Federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the intent of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.
Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.

Nore 2. Agreements

The Trust has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'), doing business as Prudential Investments ('PI', the Subadviser or the investment adviser). PI furnishes investment advisory services in connection with the management of the Trust. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Trust. The Trust bears all other costs and expenses.

Under the management agreement, PIFM is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund up to a maximum of .39% of the average daily net assets.

The Trust had a distribution agreement with Prudential
Securities Incorporated
('PSI') which acted as the distributor of the shares of the Trust through May
31, 1998. Prudential Investment Management Services LLC ('PIMS') became the distributor of the Trust effective June 1, 1998 and is serving the Trust under the same terms and conditions as under the arrangement with PSI. No distribution or service fees are paid to PIMS as distributor of the Fund.

PIFM, PIC and PIMS are wholly owned subsidiaries of The
Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. Transfer agent fees and expenses in the
Statement of Operations include certain out-of-pocket
expenses paid to
nonaffiliates.
------------------------------------------------------------
Note 4. Capital

On December 22, 1997, $295,683,132 was transferred from the
National Money
Market Fund to the Fund. The transfer established the Liquid
Assets Fund as the
primary money sweep fund for certain investment advisory
clients of Prudential
Securities enrolled in Prudential Securities' automatic
investment procedures
(Autosweep) program.
------------------------------------------------------------
--------------------
                                       8

                                                       CASH
ACCUMULATION TRUST
Financial Highlights (Unaudited)
LIQUID ASSETS FUND
------------------------------------------------------------
--------------------

December 22,

1997(a)

Through

September 30,

1998

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......................................................
 .....................       $    1.00

-------------
Net investment income and net realized
gains.......................................................
 ............             .04
Dividends and distributions to
shareholders................................................
 ....................            (.04)

-------------
Net asset value, end of
period......................................................
 ...........................       $    1.00

-------------

-------------
TOTAL
RETURN(b):..................................................
 .............................................
4.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................................
 .........................       $ 441,944
Average net assets
(000).......................................................
 ................................       $ 374,141
Ratios to average net assets:

Expenses....................................................
 ................................................
 .21%(c)
   Net investment
income......................................................
 .................................            5.53%(c)

---------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for less
than a full year are
    not annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                                        CASH
ACCUMULATION TRUST
Report of Independent Accountants
LIQUID ASSETS FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees of Cash Accumulation Trust--Liquid Assets Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--Liquid
Assets Fund (the 'Fund' one of the portfolios constituting
Cash Accumulation
Trust) at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period December 22, 1997
(commencement of operations) through September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------
                                       10

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial products rises and falls -
- sometimes very
suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked for" prices of a security.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing.
A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

147541502                      MF175E
(ICON)
Cash
Accumulation
Trust

National Money
Market Fund

ANNUAL
REPORT
Sept. 30, 1998

Cash Accumulation Trust
National Money Market Fund

Performance At A Glance.
Yields on money market securities declined sharply in the final weeks of the reporting period that ended on September 30, 1998. Investors pushed yields lower in anticipation of a reduction in the federal funds rate, which is the rate that banks charge each other to borrow money overnight. The Federal
Reserve lowered the key short-term rate in late September amid concerns that depressed global financial markets threatened the U.S. economic expansion. We enhanced the returns of your National Money Market Fund by taking advantage of attractive buying opportunities that occurred earlier in the period when yields were considerably higher.

Fund Facts                             As of 9/30/98

                             7-Day         Net Asset
Weighted Avg.         Net Assets
                          Current Yld.    Value (NAV)
Mat. (WAM)           (Millions)
Nat'l Money Market Fund      4.83%           $1.00
52 Days              $507.3
IBC Financial Data
Money Fund Avg.
(General Purpose*)           4.97%           $1.00
53 Days                N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the Fund.

* IBC Financial Data reports a seven-day current yield, NAV, and WAM on
Tuesdays. This is the data of all funds in the International
Business
Communications (IBC) Financial Data Money Fund Average
(General Purpose)
category as of September 29, 1998.

Money Market Fund Yield Comparison
           (CHART)

Cash Accumulation Trust - Market Fund is not included in the
Average for the
weeks of December 22 and 29, 1997.

How Investments Compared.
    (As of 9/30/98)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total return averages for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've
included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Robert Browne, Fund Manager           (PHOTO)

Portfolio
Manager's Report
National Money Market Fund, one of two series of Cash Accumulation Trust, seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S.
dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major, independent rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

Back-to-Back
Rate Cuts.
The Federal Reserve lowered the federal funds rate twice in less than three weeks. The first reduction occurred on September 29 following a meeting of Fed policy makers. The second took place on October 15, shortly after the reporting period ended. This second cut marked the first time in four and a half years that the central bank had changed monetary policy between regularly scheduled meetings. On both occasions, the federal funds rate was reduced by a quarter percentage point. As of October 15, the key rate stands at 5.00%.

Strategy Session.
------------------------------------------------------------
-------------------
U.S. Economy Rebounds.
The U.S. economy, the world's largest, proved quite resilient in the face of a spreading global financial crisis. During the first three months of 1998, the economy raced ahead, powered by strong consumer and corporate spending. U.S.
economic growth slowed markedly in the spring, however, as financial problems in Asia hurt overseas demand for American-made goods. But this lull was followed by a moderate resurgence in growth during the summer as U.S. companies built up their inventories.

Although the U.S. economy rebounded nicely, there were (and for that matter still are) widespread concerns about the viability of the economic expansion.
August was a particularly challenging month for the financial markets. The devaluation of the Russian ruble in August was quickly followed by the default on some ruble-denominated Russian government bonds.
Concerned that Russia's
woes were spreading to other emerging market economies, investors sold stocks and riskier bonds and purchased "safe haven" investments, including select money market securities. This flight to quality intensified price movements for certain types of securities, which in turn discouraged active participation by the growing ranks of risk-averse investors. Not surprisingly, fresh doubts arose about the U.S. economy since declining asset prices have hurt consumer confidence, which could lead to a sharp drop in consumer spending.

Among the doubters were Federal Reserve policy makers, who cut the federal funds rate by a quarter percentage point to 5.25% on September 29 to prevent the global financial crisis from derailing the U.S. economic expansion. This was the first rate cut in more than two and a half years. A second reduction left the key short-term rate at 5.00% shortly after the reporting period ended.

What Went Well.
"Fire-Sale" Prices.
Good buying opportunities often occur in the money markets at the end of a calendar quarter when concurrent factors briefly push short-term interest rates higher. The past two quarters were no exception. For example, some companies borrowed cash at quarter end to make their balance sheets look healthier. This demand temporarily drove up the cost of borrowing so that money market securities provided very attractive yields. As yields climbed around the end of March and June, we pursued a strategy that involved purchasing three-month and one-year securities at "fire-sale" prices. These purchases lengthened the Fund's weighted average maturity
(WAM) until it was
significantly longer than that of the average comparable fund as measured by
IBC Financial Data.

And Not So Well.
We Hesitated.
The Federal Reserve's bias in favor of higher short-term rates and the resilience of the U.S. economy made us reluctant to extend the Fund's WAM by purchasing longer-term money market securities. Why buy these securities if rates were headed higher, or so we thought. Then in early September, Fed
Chairman Alan Greenspan hinted that a federal funds rate cut might be necessary. As a result, investors began pushing interest rates lower. The
12-month London Interbank Offered Rate (LIBOR), a widely used base rate for many one-year securities, fell from approximately 5.50% to below five percent in late September. In hindsight, we should have locked in yields on longer-term money market securities in July and August before yields began to tumble.
Employing this strategy would have boosted the Fund's returns and positioned its WAM more advantageously heading into the fourth quarter.

Looking Ahead.
In recent weeks, belief that the U.S. economic expansion will stay on track has dispelled much of the gloom hanging over Wall Street. Investor confidence also rose after the world's seven major economic powers announced a new plan to alleviate global financial problems and to avoid recurrences. But because financial markets remain volatile, we are still reluctant to extend the Fund's
WAM by purchasing longer-term money market securities. Instead, we plan to cautiously position the Fund versus its competition as 1998 draws to a close.

Weighted Average Maturity Compared
To The Average Money Market Fund
           (CHART)

Cash Accumulation Trust - Market Fund is not included in the
Average for the
weeks of December 22 and 29, 1997.

President's Letter
November 9, 1998
------------------------------------------------------------
-------------------
(PHOTO)
                    Guarding Against Uncertainty.

Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds appreciated
as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially Treasuries. The U.S.
economy remains
strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the
Standard & Poor's 500 Index, have rebounded nearly 25% since their August
Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,

Brian M. Storms
President

                                                     CASH
ACCUMULATION TRUST
Portfolio of Investments as of September 30, 1998
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Bank Notes--8.2%
             Bank of America National Trust &
                Savings
                Association
   $8,1002   5.55%, 10/21/98                        $
8,100,000
             Corestates Bank N.A.
     4,000   5.53984%, 10/16/98(b)
4,000,000
             FCC National Bank
     3,000   5.19%, 1/15/99
3,000,000
             First National Bank of Chicago
     3,000   5.19%, 1/14/99
3,000,000
             First Union National Bank
     6,000   5.57%, 10/15/98
5,999,903
             Keybank N.A.
     7,000   5.60%, 10/1/98(b)
6,998,133
     1,000   5.6775%, 10/13/98(b)
1,000,159
             Nationsbank N.A.
     1,500   5.62%, 10/1/98(b)
1,500,541
             US Bank N.A.
     8,000   5.565%, 10/8/98
7,998,398
                                                    --------
----

41,597,134
------------------------------------------------------------
Certificates of Deposit - Domestic--0.4%
             First Tennessee Bank N.A.
     1,000   5.45%, 11/16/98
1,000,080
     1,000   5.46%, 11/24/98
1,000,119
                                                    --------
----

2,000,199
------------------------------------------------------------
Certificates of Deposit - Eurodollar--0.4%
             Bank of Scotland
     2,000   5.34%, 12/29/98
2,000,049
------------------------------------------------------------
Certificates of Deposit - Yankee--22.5%
             Bank of Montreal
    10,000   5.30%, 10/30/98
10,000,000
             Barclays Bank PLC
    12,000   5.510%, 10/2/98(b)
11,993,660
             Bayerische Landesbank Girozentrale
    10,000   5.24%, 10/30/98(b)
9,994,038
Certificates of Deposit - Yankee (cont'd.)
             Bayerishe Hypotheken Und Wechsel
                Bank
    $2,000   5.675%, 3/3/99                         $
1,999,639
             Canadian Imperial Bank of Commerce
    24,000   5.55%, 2/10/99
23,995,836
             Deutsche Bank
     5,000   5.62%, 2/26/99
4,999,028
     3,000   5.63%, 2/26/99
2,998,951
     6,000   5.66%, 3/3/99
5,998,795
             ING Bank N.V.
     5,000   5.585%, 11/12/98
5,001,765
             Rabobank Nederland N.V.
     9,000   5.50%, 2/9/99
8,997,520
             Royal Bank of Canada
     7,000   5.624%, 10/6/98(b)
6,995,970
    10,000   5.460%, 10/15/98(b)
9,993,481
             Swiss Bank Corp.
    11,000   5.74%, 6/11/99
10,995,619
                                                    --------
----

113,964,302
------------------------------------------------------------
Commercial Paper--52.1%
             Aetna Services, Inc.
     4,000   5.56%, 10/23/98
3,986,409
             Aon Corp.
     4,000   5.55%, 10/19/98
3,988,900
             Aristar, Inc.
     2,000   5.61%, 10/16/98
1,995,325
             Associates First Capital Corp.
     5,000   5.55%, 10/19/98
4,986,125
             Baker Hughes, Inc.
     1,000   5.80%, 10/1/98
1,000,000
             Bank One Corp
    10,537   5.90%, 10/1/98
10,537,000
             BBL North America Funding, Inc.
     2,000   5.54%, 10/13/98
1,996,307
     7,000   5.31%, 12/31/98
6,906,042
             Bradford & Bingley Building Society
     1,000   5.26%, 12/29/98
986,996
             Caisse Des Depots Et Consignations
    25,100   5.75%, 10/1/98
25,100,000
             Centric Capital Corp.
     7,000   5.60%, 10/2/98
6,998,911
    11,500   5.23%, 11/30/98
11,399,758

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                                     CASH
ACCUMULATION TRUST
Portfolio of Investments as of September 30, 1998
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper (cont'd.)
             CIT Group Holdings, Inc.
    $3,000   5.24%, 12/22/98                        $
2,964,193
     1,000   5.24%, 12/23/98
987,919
             Coca-Cola Enterprises, Inc.
     6,196   5.35%, 12/2/98
6,138,911
             Commercial Credit Co.
     2,000   5.35%, 10/16/98
1,995,542
             Cooper Industries, Inc.
     4,000   5.80%, 10/1/98
4,000,000
             Countrywide Home Loan, Inc.
     1,000   5.60%, 10/19/98
997,200
     4,000   5.32%, 11/27/98
3,966,307
             Den Danske Corp.
     9,000   5.19%, 12/2/98
8,920,852
             Falcon Asset Securitization Corp.
     3,200   5.26%, 11/20/98
3,176,622
     2,000   5.26%, 12/3/98
1,981,590
             Finova Capital Corp.
     2,000   5.35%, 11/13/98
1,987,219
             Ford Motor Credit Co.
     5,000   5.25%, 11/20/98
4,963,542
     7,000   5.3975%, 1/14/99
7,000,000
             General Electric Capital Corp.
     3,100   5.47%, 11/19/98
3,076,920
             Internationale Nederlanden U.S.
                Funding Corp.
     2,000   5.26%, 12/28/98
1,974,284
     2,000   5.25%, 12/29/98
1,974,042
             Martin Marietta Material
     5,000   5.55%, 10/28/98
4,979,187
     5,000   5.65%, 10/29/98
4,978,028
             Merrill Lynch & Co., Inc.
    12,000   5.42%, 11/13/98
11,922,313
             Monte Rosa Capital Corp.
     7,000   5.60%, 10/15/98
6,984,756
             National Bank of Canada
     9,000   5.17%, 12/30/98
8,883,675
             NationsBank Corp.
     6,000   5.56%, 10/19/98
5,983,320
             Nationwide Building Society
     7,000   5.40%, 12/10/98
6,926,500
             Nordbanken North America, Inc.
    $5,000   5.38%, 12/18/98                        $
4,941,717
             Norwest Financial, Inc.
     3,000   5.25%, 12/18/98
2,965,875
             Old Line Funding Corp.
     9,000   5.55%, 10/23/98
8,969,475
             San Paolo U.S. Financial Co.
     8,500   6.00%, 10/1/98
8,500,000
             Sony Capital Corp.
    17,000   5.36%, 11/24/98
16,863,320
             Special Purpose Accounts Recreation
                Cooperative Corp.
     3,000   5.51%, 11/13/98
2,980,256
             Thunder Bay Funding Inc.
     6,000   5.57%, 10/29/98
5,974,007
             Windmill Funding Corp.
     4,300   5.40%, 10/20/98
4,287,745
             Wood Street Funding Corp.
     2,885   5.65%, 10/16/98
2,878,208
     5,685   5.55%, 11/2/98
5,656,954
    13,936   5.55%, 11/16/98
13,837,171
                                                    --------
----

264,499,423
------------------------------------------------------------
Loan Participations--1.4%
             Baker Hughes, Inc.
     7,000   5.80%, 10/1/98
7,000,000
------------------------------------------------------------
Other Corporate Obligations--20.6%
             Abbey National Treasury Services PLC
    21,000   5.50%, 2/5/99
20,994,330
             Chase Manhattan Corp.
     3,000   5.6875%, 10/15/98(b)
3,000,045
             Chrysler Financial Corp.
    10,000   5.56703%, 10/21/98(b)
10,000,637
             General Electric Capital Corp.
     5,000   5.50%, 10/5/98(b)
4,995,983
             General Motors Acceptance Corp.
     5,000   5.6275%, 11/12/98(b)
4,999,731
     5,000   5.6075%, 11/24/98(b)
4,999,527
     1,000   7.75%, 1/15/99
1,005,970

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                                     CASH
ACCUMULATION TRUST
Portfolio of Investments as of September 30, 1998
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Other Corporate Obligations (cont'd.)
             International Lease Finance Corp.
    $2,400   8.35%, 10/1/98                         $
2,400,000
     2,235   6.625%, 4/1/99
2,243,708
             Liquid Asset Backed Securities
                Trust,
                Ser. 1997-7
     5,237   5.58594%, 10/22/98(a)(b)
                (cost $5,236,779; purchased
                12/19/97)
5,236,779
             Ser. 1998-1
     3,646   5.52734%, 10/26/98(a)(b)
                (cost $3,646,009; purchased
                2/26/98)
3,646,009
             Restructured Asset Securities,
    11,000   5.64234%, 10/2/98(b)
11,000,000
     1,000   5.375%, 10/30/98(a)(b)
                (cost $1,000,000; purchased
                4/2/98)
1,000,000
             Strategic Money Market Trust,
                Ser. 1997-A
    21,000   5.50%, 12/16/98(b)
21,000,000
             Ser. 1998-B
     5,000   5.625%, 10/5/98(b)
5,000,000
             UBS Finance (Delaware) Inc.
     3,200   6.20%, 10/1/98
3,200,000
                                                    --------
----

104,722,719
------------------------------------------------------------
Time Deposit - Eurodollar--0.6%
             Suntrust Bank, Atlanta
     2,961   5.875%, 10/1/98
2,961,000
------------------------------------------------------------
U.S. Government Agency & Instrumentality
Obligations - Discount--0.6%
             Federal National Mortgage Assoc.
     2,000   5.25%, 12/23/98
1,975,792
             Federal Home Loan Mortgage Corp.
     1,000   5.25%, 12/3/98
990,812
                                                    --------
----

2,966,604
Total Investments--106.8%
             (amortized cost $541,711,430(c))
$541,711,430
             Liabilities in excess of other
                assets--(6.8%)
(34,423,630)
                                                    --------
----
             Net Assets--100%
$507,287,800
                                                    --------
----
                                                    --------
----

---------------
(a) Indicates a restricted security; the aggregate cost and value of such securities are both $9,882,788. The aggregate value is approximately 1.9% of net assets.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 1998 was as follows:

Commercial Banks                                      56.3%
Asset Backed Securities                               14.8
Short-Term Business Credit                             7.7
Motor Vehicle Parts                                    6.5
Bank Holding Companies-Domestic                        3.8
Phono, Records, Tape, Disk                             3.3
Security Brokers & Dealers                             2.4
Personal Credit Institutions                           2.3
Mining                                                 2.0
Oil Construction Equipment                             1.6
Accident & Health Insurance                            1.6
Beverages                                              1.2
Mortgage Banks                                         1.0
Equipment Rental & Leasing                             0.9
Miscellaneous Electrical Equipment & Supplies          0.8
Federal Credit Agencies                                0.6
                                                     -----
                                                     106.8%
Liabilities in excess of other assets                 (6.8)
                                                     -----
                                                     100.0%
                                                     -----
                                                     -----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                                 CASH
ACCUMULATION TRUST
Statement of Assets and Liabilities              NATIONAL
MONEY MARKET FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at amortized cost which approximates market
value.........................................
$541,711,430
Receivable for Fund shares
sold........................................................
 ................           17,193,466
Interest
receivable..................................................
 ..................................            3,583,962
Prepaid expenses and other
assets......................................................
 ................              141,768

------------------
   Total
assets......................................................
 ..................................          562,630,626

------------------
Liabilities
Payable for investments
purchased...................................................
 ...................           32,845,077
Payable for Fund shares
reacquired..................................................
 ...................           21,531,356
Dividends
payable.....................................................
 .................................              463,761
Accrued expenses and other
liabilities.................................................
 ................              295,571
Management fee
payable.....................................................
 ............................              164,804
Distribution fee
payable.....................................................
 ..........................               42,257

------------------
   Total
liabilities.................................................
 ..................................           55,342,826

------------------
Net
Assets......................................................
 .......................................         $507,287,800

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par
value.................................................
$      5,073
   Paid-in capital in excess of
par.........................................................
 ...........          507,282,727

------------------
Net assets, September 30,
1998........................................................
 .................         $507,287,800

------------------

------------------
Net asset value, offering price and redemption price per
share
   ($507,287,800 / 507,287,800 shares of beneficial interest
issued and outstanding)...................
$1.00

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

CASH ACCUMULATION TRUST
NATIONAL MONEY MARKET FUND
Statement of Operations
------------------------------------------------------------

                                                Year Ended
Net Investment Income                       September 30,
1998
Income
   Interest..............................      $ 31,153,367
                                            ----------------
--
Expenses
   Management fee........................         2,098,187
   Distribution fee......................           549,801
   Transfer agent's fees and expenses....           335,000
   Registration fees.....................           130,000
   Reports to shareholders...............           100,000
   Custodian's fees and expenses.........            88,000
   Audit fees and expenses...............            27,000
   Legal fees and expenses...............            30,000
   Trustees' fees........................            12,500
   Miscellaneous.........................            13,426
                                            ----------------
--
      Total expenses.....................         3,383,914
                                            ----------------
--
Net Investment Income and Net Increase in
Net Assets
Resulting from Operations................      $ 27,769,453
                                            ----------------
--
                                            ----------------
--

CASH ACCUMULATION TRUST
NATIONAL MONEY MARKET FUND
Statement of Changes in Net Assets
------------------------------------------------------------

Decrease in                          Year Ended September
30,
Net Assets                            1998              1997
Operations
   Net investment income and
      net increase in net
      assets resulting from
      operations...............  $   27,769,453    $
33,771,657
                                 --------------    ---------
-----
Dividends and distributions to
   shareholders (Note 1).......     (27,769,453)
(33,771,657)
                                 --------------    ---------
-----
Fund share transactions (at $1
   per share)
   Net proceeds from shares
      sold.....................   5,056,612,846
6,248,712,913
Net asset value of shares
   issued in reinvestment of
   dividends and
   distributions...............      24,443,399
32,440,525
Cost of shares reacquired......  (5,275,771,195)(a)
(6,231,478,119)
                                 --------------    ---------
-----
Net increase (decrease) in net
   assets from Fund share
   transactions................    (194,714,950)
49,675,319
                                 --------------    ---------
-----
Total increase (decrease)......    (194,714,950)
49,675,319
Net Assets
Beginning of year..............     702,002,750
652,327,431
                                 --------------    ---------
-----
End of year....................  $  507,287,800    $
702,002,750
                                 --------------    ---------
-----
                                 --------------    ---------
-----
---------------
(a) Includes $295,683,132 that was transferred into Liquid
Assets
    Fund. (see Note 4.)

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                               CASH
ACCUMULATION TRUST
Notes to Financial Statements                  NATIONAL
MONEY MARKET FUND
------------------------------------------------------------
--------------------
Cash Accumulation Trust (the 'Trust') is registered under
the Investment Company
Act of 1940 as an open-end, diversified management
investment company. The Trust
consists of two series--the National Money Market Fund (the
'Fund') and the
Liquid Assets Fund. The investment objective of the Fund is
current income to
the extent consistent with the preservation of capital and
liquidity. The Fund
invests primarily in a portfolio of U.S. Government
obligations, financial
institution obligations and other high quality money market
instruments maturing
in thirteen months or less whose ratings are within the two
highest ratings
categories by a nationally recognized statistical rating
organization or, if not
rated, are of comparable quality. The ability of the issuers of the securities
held by the Fund to meet its obligations may be affected by
economic
developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Trust and the Fund in the preparation of its financial
statements.
Securities Valuations: Portfolio securities are valued at
amortized cost, which
approximates market value. The amortized cost method
involves valuing a security
at its cost on the date of purchase and thereafter assuming
a constant
amortization to maturity of any discount or premium. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis,
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
fund in the Trust is
treated as a separate taxpaying entity. It is the intent of
the Fund to continue
to meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its taxable
net income to its
shareholders. Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund declares all of its
net investment income
and net realized short-term capital gains or losses, if any, as dividends daily
to its shareholders of record at the time of such
declaration. Net investment
income for dividend purposes includes interest accrued or
discount earned less
amortization of premium and the estimated expenses
applicable to the dividend
period. The Fund does not expect to realize long-term
capital gains or losses.
Note 2. Agreements
The Trust has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM') as of December 12, 1997. (Prior to December 12,
1997, the Fund had
a management agreement with PIMCO Advisors L.P. ('PIMCO').
PIMCO had a
subadvisory agreement with Columbus Circle Investors.)
Pursuant to this
agreement, PIFM has responsibility for all investment
advisory services and
supervises the subadviser's performance of such services.
PIFM has entered into
a subadvisory agreement with The Prudential Investment
Corporation ('PIC'); PIC
furnishes investment advisory services in connection with
the management of the
Trust. PIFM pays for the cost of the subadviser's services,
the compensation of
officers of the Trust, occupancy and certain clerical and
bookkeeping costs of
the Fund. The Trust bears all other costs and expenses. Beginning December 22, 1997, the management fee paid PIFM is computed daily and payable monthly, at an annual rate of .39% of the Fund's
average daily net
assets up to and including $1 billion, .375% of the next
$500 million, .35% of
the next $500 million and .325% of the Fund's average daily
net assets in excess
of $2 billion. The management fee paid to PIMCO through
December 11, 1997 was
computed daily and payable monthly at an annual rate of
 .425% of the Fund's
average daily net assets up to and including $500 million,
 .400% of the next
$500 million, .375% of the next $500 million, .350% of the
next $500 million and
 .325% of the Fund's average daily net assets in excess of $2 billion.
The Trust had a distribution agreement with Prudential
Securities Incorporated
('PSI') which acted as the distributor of the shares of the
Trust from December
12, 1998 through May 31, 1998. Prudential Investment
Management Services LLC
('PIMS') became the distributor of the Trust effective June
1, 1998 and is
serving the Trust under the same terms and conditions as
under the arrangement
with PSI. The Fund compensated PSI and PIMS for distributing and servicing the
Fund's shares pursuant to the plan of distribution at an
annual rate of .10 of
1% of the average daily net assets of the shares, regardless of expenses
actually incurred by them. The distribution fees are accrued daily and payable
monthly. Prior to December 12, 1997, PIMCO Funds
Distribution Company served as
the Trust's distributor and was compensated at the same
rate.
PSI, PIFM, PIC and PIMS are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
------------------------------------------------------------
--------------------
                                       8

                                               CASH
ACCUMULATION TRUST
Notes to Financial Statements                  NATIONAL
MONEY MARKET FUND
------------------------------------------------------------
--------------------
Note 3. Other Transactions with Affiliates
On December 12, 1997, Prudential Mutual Fund Services LLC
('PMFS'), a wholly
owned subsidiary of PIFM, began serving as the Fund's
transfer agent. Prior to
December 12, 1997, Shareholder Services, Inc. ('SSI') served as the Fund's
transfer agent. During the period December 12, 1997 through
September 30, 1998,
the Fund incurred fees of approximately $210,200 for the
services of PMFS. As of
September 30, 1998, $20,800 of such fees were due to PMFS.
Transfer agent fees
and expenses in the Statement of Operations include fees
paid to SSI and certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Capital
On December 22, 1997, $295,683,132 was transferred from the
Fund to the Liquid
Assets Fund. The transfer established the Liquid Assets Fund as the primary
money sweep fund for certain investment advisory clients of
Prudential
Securities enrolled in Prudential Securities' automatic
investment procedures
(Autosweep) program.
------------------------------------------------------------
Note 5. Change in Custodian and Accounting Agent
As of December 12, 1997, the custodian and accounting agent
is State Street Bank
and Trust Company. Prior to December 12, 1997, Oppenheimer
Funds, Inc. served as
the Fund's accounting agent and The Bank of New York served
as the custodian.
------------------------------------------------------------
--------------------
                                       9

                                              CASH
ACCUMULATION TRUST
Financial Highlights                          NATIONAL MONEY
MARKET FUND
------------------------------------------------------------
--------------------

Year Ended September 30,

------------------------------------------------------------

1998         1997         1996         1995         1994

--------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................    $   1.00     $   1.00
$   1.00     $   1.00     $   1.00
Net investment
income........................................        0.05
0.05         0.05         0.05         0.03
Dividends and distributions to
shareholders..................       (0.05)       (0.05)
(0.05)       (0.05)       (0.03)

--------     --------     --------     --------     --------
Net asset value, end of
year.................................    $   1.00     $
1.00     $   1.00     $   1.00     $   1.00

--------     --------     --------     --------     --------

--------     --------     --------     --------     --------
TOTAL
RETURN(a):.............................................
5.2%         5.0%         5.0%         5.2%         3.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $507,288     $702,003
$652,327     $685,228     $823,343
Ratios to average net assets:
   Expenses, including distribution
fee......................        0.62%        0.65%
0.69%        0.69%        0.61%
   Expenses, excluding distribution
fee......................        0.52%        0.55%
0.59%        0.59%        0.51%
   Net investment
income.....................................        5.05%
4.89%        4.86%        5.15%        3.20%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

                                                CASH
ACCUMULATION TRUST
Report of Independent Accountants               NATIONAL
MONEY MARKET FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees of Cash Accumulation Trust
National Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--National
Money Market Fund (the 'Fund', one of the portfolios constituting Cash
Accumulation Trust) at September 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three years in the period ended September 30, 1996 were audited by other independent accountants, whose opinion dated October 23, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------------------
-------------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

------------------------------------------------------------
-------------------
Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

------------------------------------------------------------
-------------------
Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked for" prices of a security.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

147541502  MF178E